Cover	9 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	INVO BIOSCIENCE, INC.
Entity Central Index Key	0001417926
Entity Tax Identification Number	84-2289787
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5582 Broadcast Court
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34240
City Area Code	(978)
Local Phone Number	878-9505
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	INVO Bioscience, Inc.
Entity Address, Address Line Two	5582 Broadcast Court
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34240
City Area Code	(978)
Local Phone Number	878-9505
Contact Personnel Name	Steven Shum